Prepaid Expense and Other Current Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Prepaid Expense and Other Current Assets
Prepaid Expense and Other Current Assets

Note 7. Prepaid Expense and Other Current Assets

Prepaid and other receivables consist of the following:

	March 31, 2025	June 30, 2024
Insurance	$71,760	$116,074
Prepayment to vendors	104,622	203,556
Deposits on services	10,000	25,550
Prepaid monthly rent	-	60,041
Subscriptions and services being amortized over the service period	39,750	32,500
Stock issued for prepaid interest on convertible note payable		64,320
Other receivables	6,196	147

Total	$232,238	$502,188

All prepaid expenses are expected to be expensed during the following 12 months from the reporting date.

Note 7. Prepaid Expense and Other Current Assets

Prepaid and other receivables consist of the following:

	June 30, 2024	June 30, 2023
Insurance	$116,074	$187,949
Prepayment to vendors	203,556	138,653
Deposits on services	25,550	45,678
Prepaid monthly rent	60,041	27,813
Subscriptions and services being amortized over the service period	32,500	-
Other deposits	-	70,826
Stock issued for prepaid interest on convertible note payable	64,320	465,595
Other prepaid expenses	-	31,000
Other receivables	148	144,765

Total	$502,188	$1,112,280

All prepaid expenses will be expensed during the following 12 months.